Convertible Notes, Omnibus Notes Agreement (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) Payment $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) Payment $ / shares	Dec. 30, 2020 $ / shares
Omnibus Supplemental Agreements [Abstract]
Number of mandatory repayments | Payment	2		2
Mandatory repayment	$ 8,000		$ 8,000
Corporate liquidity	25,000		25,000
Maximum repayments in any twelve-month period ending on December 31	$ 12,000		12,000
Term for achieving maximum repayments	12 months	12 months
Minimum [Member]
Omnibus Supplemental Agreements [Abstract]
Time charter equivalent revenues	$ 18,000		18,000
Maximum [Member]
Omnibus Supplemental Agreements [Abstract]
Time charter equivalent revenues	$ 21,000		$ 21,000
JDH Notes [Member]
Omnibus Supplemental Agreements [Abstract]
Interest rate			5.50%
Conversion price (in dollars per share) | $ / shares	$ 1.20	$ 1.20	$ 1.20	$ 216
Accrued and unpaid interest	$ 2,425		$ 2,425